Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Aug. 31, 2016	Jul. 31, 2018	Jul. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease expiration date, description	December 2019
Rent expense		$ 121,000	$ 116,000